Property and Equipment, Net	12 Months Ended
May 31, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net, consisted of the following:

	As of May 31,
	2024	2025
	US$	US$
Buildings	270,968	394,290
Transportation equipment	6,064	6,314
Furniture and education equipment	142,622	193,822
Computer equipment and software	167,515	215,109
Leasehold improvements	347,415	490,484
Construction in progress	24,285	26,852

	958,869	1,326,871
Less: accumulated depreciation	(467,678)	(573,958)
Less: accumulated impairment loss	—	—
Exchange differences	16,790	14,433

	507,981	767,346

Depreciation expenses for the years ended May 31, 2023, 2024 and 2025 were US$117,036, US$100,646 and US$139,807, respectively.